Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2022 MXN ($)
Labor obligations
Total	$ 240,745
2023
Labor obligations
Total	1,853
2024
Labor obligations
Total	11,408
2025
Labor obligations
Total	1,836
2026
Labor obligations
Total	5,025
From 2027 and subsequently
Labor obligations
Total	220,623
Defined benefit plan
Labor obligations
Total	185,966
Defined benefit plan | 2023
Labor obligations
Total	559
Defined benefit plan | 2024
Labor obligations
Total	9,794
Defined benefit plan | 2025
Labor obligations
Total	289
Defined benefit plan | 2026
Labor obligations
Total	2,818
Defined benefit plan | From 2027 and subsequently
Labor obligations
Total	172,506
Seniority premium benefits
Labor obligations
Total	54,779
Seniority premium benefits | 2023
Labor obligations
Total	1,294
Seniority premium benefits | 2024
Labor obligations
Total	1,614
Seniority premium benefits | 2025
Labor obligations
Total	1,547
Seniority premium benefits | 2026
Labor obligations
Total	2,207
Seniority premium benefits | From 2027 and subsequently
Labor obligations
Total	$ 48,117